UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 35062 / November 29, 2023

In the Matter of:

Nomura Alternative Income Fund

Nomura Private Capital LLC

NCOF, LLC

Worldwide Plaza, 309 W. 49th Street

New York, NY 10019

812-15439

ORDER UNDER SECTIONS 17(d) AND 57(i) OF THE INVESTMENT COMPANY ACT OF 1940 AND RULE 17d-1 UNDER THE ACT

Nomura Alternative Income Fund, et al. filed an application on February 16, 2023, and amendments to the application on June 26, 2023, and September 28, 2023, requesting an order under sections 17(d) and 57(i) of the Investment Company Act of 1940 (the “Act”) and rule 17d-1 under the Act. The requested order would permit certain joint transactions otherwise prohibited by sections 17(d) and 57(a)(4) of the Act and rule 17d-1 under the Act. In particular, the order would permit certain business development companies and registered closed-end management investment companies (collectively, the “Regulated Funds”) to co-invest in portfolio companies with each other and with certain affiliated investment entities.

On November 3, 2023, a notice of the filing of the application was issued (Investment Company Act Release No. 35045). The notice gave interested persons an opportunity to request a hearing and stated that an order disposing of the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that participation by the Regulated Funds in the proposed transactions is consistent with the provisions, policies and purposes of the Act and is on a basis no less advantageous than that of other participants.

Accordingly,

IT IS ORDERED, under sections 17(d) and 57(i) of the Act and rule 17d-1 under the Act, that the relief requested by Nomura Alternative Income Fund, et al. (File No. 812-15439) is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

Sherry R. Haywood,

Assistant Secretary.

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